Income Taxes (Details) - Schedule of Deferred Tax Assets - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Net deferred tax assets (liability):
Depreciation and amortization expense	$ 477	$ 477
Expected income tax benefit from NOL carry-forwards	623,488	634,425
Less: valuation allowance	(623,965)	(634,902)
Deferred tax assets, net of valuation allowance